Balances and Transactions with Related Parties and Affiliated Companies - Summary of Transaction with Related Parties (Parenthetical) (Detail) - MXN ($) $ in Millions	1 Months Ended
	May 22, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cafe Del Pacifico SAPI De CV Caffenio [member]
Disclosure of transactions between related parties [line items]
Non-controlling interest rate	10.00%
The Coca-Cola company [member]
Disclosure of transactions between related parties [line items]
Contributions		$ 2,274	$ 3,542	$ 3,436